Financial Instruments Owned and Pledged as Collateral at Fair Value, Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase - Summary of Assets, Liabilities and Collateral Received or Pledged (Details) - USD ($)
$ in Thousands
	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments Owned and Pledged as Collateral [Line Items]
Financial Instruments Owned and Pledged as Collateral at Fair Value	$ 18,535	$ 41,742
Securities Purchased Under Agreements to Resell	12,585	2,191
Securities Sold Under Agreements to Repurchase	(31,150)	(44,000)
Asset (Liability) Balance [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Financial Instruments Owned and Pledged as Collateral at Fair Value	18,535	41,742
Securities Purchased Under Agreements to Resell	12,585	2,191
Total Assets	31,120	43,933
Securities Sold Under Agreements to Repurchase	(31,150)	(44,000)
Market Value of Collateral Received or (Pledged) [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities Purchased Under Agreements to Resell	12,601	2,192
Securities Sold Under Agreements to Repurchase	$ (31,155)	$ (44,063)